LEASES (Details) - Schedule of Operating Leases ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 11,497
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 16,171
Weighted average remaining lease term
Operating leases (in Dollars per share) | $ / shares		$ 1.45
Weighted average discount rate
Operating leases	4.14%	4.14%
Short-term lease cost	¥ 249